DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / $ R$ / $	Dec. 31, 2023 USD ($) $ / $ R$ / $
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 4,642	$ 5,100
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	374	614
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 36	$ 39
Average exchange rate | $ / $	1.48	1.48
Foreign exchange contracts | Brazilian real
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 338	$ 575
Average exchange rate | R$ / $	5.62	5.21